Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Tax refund upon successful appeal to tax	₩ 55,306
Refund of VAT and other taxes		₩ 160,501
Additional taxes imposed about value added tax	₩ 52,997